          -----------------------------------------------------------------

                          STATE STREET NAVIGATOR SECURITIES
                               LENDING PRIME PORTFOLIO

          -----------------------------------------------------------------


                                  SEMI-ANNUAL REPORT
                                     (UNAUDITED)



                                    JUNE 30, 1998

--------------------------------------------------------------------------------
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Prime Portfolio (the "Fund") is a special purpose money market fund. 100% of Fund balances are derived from the collateral from securities lending. Due to the potentially volatile nature of securities lending balances, the Fund was managed consistently with the objective of providing liquidity and preserving capital, while investing in high quality instruments and offering competitive returns.

The US economy in the first quarter and early part of the second remained resilient. First quarter GDP was 5.4%, unemployment continued to trend lower and automobile/home sales were strong. This coupled with consistently low consumer and producer prices moved the Federal Reserve to an asymmetric bias towards tightening at their March meeting. During this period any over reaction by the markets was quickly corrected through comments by the Federal Reserve. The US markets did not feel the Asian crisis at this time.

As the second quarter progressed, effects from the continued instability in Asia began to hit the US economy. Specifically, the concerns with political uncertainty in Japan and constant threat of insolvency in their banking system had the greatest impact as many US economists have revised second quarter GDP forecasts to 0% from the 2% to 3% range. More recent economic data has confirmed an eminent slowdown as housing starts are lower, a higher inventory of unsold homes, slower manufacturing and capacity utilization is down from its first quarter peak. The market currently anticipates that the Federal Reserve will be on hold for the remainder of 1998.

The investment strategy was consistent during the first half of 1998. The Navigator Securities Lending Prime Portfolio's average days to maturity was in the 50 day range which was consistent with IBC's average. The money market yield curve continued to flatten as the yield differential between federal funds and 12 month securities decreased from 25 basis points to 15 basis points. Duration extensions were made during any rate backup in the market.

We will continue to manage the Fund to meet objectives of offering competitive returns, adequate liquidity and a stable net asset value.


Robert P. Fort
Portfolio Manager
August 6, 1998

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
COMMERCIAL PAPER - 39.53%
ASSET BACKED SECURITIES DIVERSIFIED - 11.49%
 Asset Securitization Cooperative Corp.          5.520%     07/23/1998  $  31,000,000 $   30,895,427
 Asset Securitization Cooperative Corp.          5.510%     08/26/1998    100,000,000     99,142,889
 Asset Securitization Cooperative Corp.          5.510%     09/04/1998     50,000,000     49,502,569
 Ciesco LP                                       5.510%     08/25/1998     50,000,000     49,579,097
 Delaware Funding Corp.                          5.520%     07/08/1998     30,000,000     29,967,800
 Delaware Funding Corp.                          5.530%     07/08/1998     24,742,000     24,715,395
 Delaware Funding Corp.                          5.510%     07/16/1998     25,278,000     25,219,966
 Delaware Funding Corp.                          5.580%     07/17/1998     30,571,000     30,495,184
 Delaware Funding Corp.                          5.490%     07/20/1998     25,356,000     25,282,531
 Delaware Funding Corp.                          5.550%     07/27/1998     61,977,000     61,728,576
 Falcon Asset Securitization                     5.530%     07/09/1998     58,890,000     58,817,631
 Falcon Asset Securitization                     5.580%     07/20/1998    175,550,000    175,033,005
 Falcon Asset Securitization                     5.550%     07/22/1998     50,000,000     49,838,125
 Falcon Asset Securitization                     5.510%     08/26/1998     40,000,000     39,657,155
 Preferred Receivables Funding Corp.             5.490%     07/06/1998     41,750,000     41,718,166
 Preferred Receivables Funding Corp.             5.530%     07/06/1998     47,335,000     47,298,644
 Preferred Receivables Funding Corp.             5.550%     08/04/1998     40,000,000     39,790,333
                                                                                      --------------
                                                                                         878,682,493
                                                                                      --------------

AUTOMOTIVE - 1.31%
 Daimler Benz North America                      5.490%     07/20/1998     43,988,000     43,860,545
 Daimler Benz North America                      5.480%     07/21/1998     56,300,000     56,128,598
                                                                                      --------------
                                                                                          99,989,143
                                                                                      --------------

BANK FOREIGN - 11.50%
 Abbey Treasury Centre USA Inc.                  5.510%     09/01/1998     14,700,000     14,560,505
 Cregem North America, Inc.                      5.490%     07/08/1998     30,000,000     29,967,975
 Cregem North America, Inc.                      5.500%     07/17/1998     75,000,000     74,816,666
 Cregem North America, Inc.                      5.500%     08/07/1998     30,000,000     29,830,417
 Den Danske Corp.                                5.500%     07/13/1998     35,000,000     34,935,834
 Den Danske Corp.                                5.530%     07/13/1998     45,000,000     44,917,050
 Den Danske Corp.                                5.510%     09/08/1998     25,000,000     24,735,979
 Deutsche Bank AG                                5.490%     07/15/1998     55,000,000     54,882,575
 International Nederlanden US Funding
 Corp.                                           5.480%     07/15/1998    100,000,000     99,786,889
 Nordbanken North America, Inc.                  5.480%     07/06/1998     50,000,000     49,961,944
 SBC Finance Delaware, Inc.                      5.530%     08/24/1998    200,000,000    198,341,000
 Svenska Handelsbanken, Inc.                     5.500%     07/29/1998     45,000,000     44,807,500
 Toronto Dominion Holdings                       5.470%     07/09/1998     54,000,000     53,934,360
 UBS Finance Delaware, Inc.                      5.530%     08/07/1998    100,000,000     99,431,639
 Unifunding, Inc.                                5.500%     07/20/1998     25,000,000     24,927,431
                                                                                      --------------
                                                                                         879,837,764
                                                                                      --------------

See notes to financial statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
COMMERCIAL PAPER (CONTINUED)
BANK MULTINATIONAL - 4.10%

 Chase Manhattan Corp.                           5.500%     07/06/1998 $  100,000,000  $  99,923,611
 Chase Manhattan Corp.                           5.510%     08/04/1998    100,000,000     99,479,611
 Morgan J P & Co., Inc.                          5.380%     07/17/1998     50,000,000     49,880,445
 Morgan J P & Co., Inc.                          5.520%     08/18/1998     15,000,000     14,889,600
 Morgan J P & Co., Inc.                          5.510%     08/19/1998     50,000,000     49,625,014
                                                                                       -------------
                                                                                         313,798,281
                                                                                       -------------
 BEVERAGES - 0.45%
 Coca Cola Enterprises, Inc.                     5.530%     08/11/1998     25,000,000     24,842,548
 Coca Cola Enterprises, Inc.                     5.520%     09/09/1998     10,000,000      9,892,667
                                                                                       -------------
                                                                                          34,735,215
                                                                                       -------------

FINANCE CAPTIVE - 6.36%
 Diageo Capital Plc                              5.510%     08/20/1998     30,877,000     30,640,705
 Ford Motor Credit Company                       5.520%     07/02/1998    110,000,000    109,983,134
 Ford Motor Credit Company                       5.470%     07/10/1998     50,000,000     49,931,625
 Ford Motor Credit Company                       5.480%     07/10/1998     50,000,000     49,931,500
 General Motors Acceptance Corp.                 5.460%     10/19/1998    200,000,000    196,663,333
 Sears Roebuck Acceptance Corp.                  5.540%     07/21/1998     50,000,000     49,846,111
                                                                                       -------------
                                                                                         486,996,408
                                                                                       -------------

FINANCE NON-CAPTIVE DIVERSIFIED - 3.25%
 General Electric Capital Corp.                  5.460%     07/31/1998     50,000,000     49,772,500
 General Electric Capital Corp.                  5.500%     08/03/1998    100,000,000     99,495,833
 General Electric Capital Corp.                  5.500%     10/26/1998     50,000,000     49,106,250
 General Electric Capital Corp. (a)              5.610%     05/04/1999     50,000,000     50,000,000
                                                                                       -------------
                                                                                         248,374,583
                                                                                       -------------

PHARMACEUTICALS - 1.07%
 Glaxo Wellcome, Inc.                            5.470%     07/09/1998     54,000,000     53,934,360
 Glaxo Wellcome, Inc.                            5.510%     08/28/1998     28,000,000     27,751,438
                                                                                       -------------
                                                                                          81,685,798
                                                                                       -------------

TOTAL COMMERCIAL PAPER                                                                 3,024,099,685
                                                                                       -------------

See notes to financial statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
CERTIFICATE OF DEPOSITS - 28.66%
BANK FOREIGN - 23.56%
 Abbey National Treasury Services                5.570%     07/16/1998 $  100,000,000 $  100,000,000
 Abbey National Treasury Services                5.610%     08/03/1998     80,000,000     80,000,000
 Abbey National Treasury Services                5.500%     02/02/1999     75,000,000     74,948,911
 Australia & New Zealand Banking                 5.580%     09/14/1998     48,000,000     47,997,038
 Barclays Bank Plc                               5.750%     10/30/1998     10,000,000     10,000,533
 Barclays Bank Plc                               5.670%     12/16/1998     25,000,000     24,993,266
 Barclays Bank Plc                               5.560%     02/25/1999     15,000,000     14,994,347
 Barclays Bank Plc (a)                           5.530%     06/01/1999     60,000,000     59,951,628
 Bayerische Hypotheken-und Wechsel Bank          5.850%     08/07/1998     25,000,000     24,998,303
 Bayerische Landesbank                           5.860%     07/17/1998     26,500,000     26,500,382
 Bayerische Landesbank                           5.775%     07/27/1998     50,000,000     49,999,512
 Bayerische Landesbank (a)                       5.516%     05/10/1999     75,000,000     74,949,302
 Bayerische Landesbank (a)                       5.521%     06/29/1999    100,000,000     99,921,801
 Bayerische Vereinsbank AG                       5.850%     12/18/1998     89,000,000     88,964,324
 Canadian Imperial Bank Commerce                 5.940%     10/23/1998     25,000,000     25,008,782
 Den Danske Corp. (a)                            5.586%     04/15/1999     50,000,000     49,992,244
 Deutsche Bank AG                                5.690%     01/07/1999     75,000,000     75,007,152
 Deutsche Bank AG                                5.740%     04/15/1999     50,000,000     49,986,774
 Kredietbank N. V.                               5.695%     01/07/1999     50,000,000     49,988,778
 Norddeutsche Landes Bank                        5.530%     02/11/1999     50,000,000     49,982,256
 Royal Bank Canada                               5.780%     07/31/1998     55,000,000     55,000,654
 Royal Bank Canada (a)                           5.545%     02/11/1999     50,000,000     49,977,500
 Societe Generale                                5.560%     07/08/1998     50,000,000     50,000,000
 Sudwest Deutsche Landesbank                     5.580%     09/08/1998     40,000,000     39,997,929
 Svenska Handelsbanken, Inc.                     5.520%     07/13/1998     70,000,000     69,871,200
 Svenska Handelsbanken, Inc.                     5.770%     08/05/1998     24,000,000     23,996,839
 Svenska Handelsbanken, Inc.                     5.820%     04/30/1999     50,000,000     49,972,202
 Svenska Handelsbanken, Inc. (a)                 5.536%     06/02/1999     30,000,000     29,979,468
 Svenska Handelsbanken, Inc. (a)                 5.541%     06/08/1999     50,000,000     49,965,472
 Svenska Handelsbanken, Inc. (a)                 5.541%     06/09/1999      8,000,000      7,994,459
 Swedbank Sparbanken Svenge                      5.580%     07/08/1998    100,000,000    100,000,000
 Westdeutsche Landesbank                         6.250%     07/01/1998    197,121,000    197,121,000
                                                                                       -------------
                                                                                       1,802,062,056
                                                                                       -------------

BANK MULTINATIONAL - 0.59%
 Chase Manhattan Corp.                           5.720%     05/17/1999     45,000,000     44,969,786
                                                                                       -------------


BANK REGIONAL - 4.51%
 Banc One Corp.                                  5.745%     05/17/1999     50,000,000     49,964,251
 Corestates Bank N A Pennsylvania  (a)           5.601%     04/23/1999     50,000,000     50,000,000
 Fleet National Bank (a)                         5.565%     03/19/1999     50,000,000     49,979,063
 Fleet National Bank (a)                         5.750%     03/19/1999     80,000,000     79,969,292
 National City Bank (a)                          5.546%     03/08/1999     25,000,000     24,989,879
 National City Bank (a)                          5.546%     03/08/1999     50,000,000     49,979,758
 Nationsbank London                              5.600%     09/08/1998     40,000,000     40,000,000
                                                                                       -------------
                                                                                         344,882,243
                                                                                       -------------

TOTAL CERTIFICATE OF DEPOSITS                                                          2,191,914,085
                                                                                       -------------

See notes to financial statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
BANK NOTES - 19.97%
BANK FOREIGN - 1.17%
 National Australia Bank                         5.735%     10/13/1998  $  25,000,000  $  24,994,887
 Toronto Dominion Bank New York Branch           5.710%     05/24/1999     45,000,000     44,965,266
 WESTPAC Banking Corp.                           5.730%     06/09/1999     20,000,000     19,987,402
                                                                                       -------------
                                                                                          89,947,555
                                                                                       -------------


BANK MULTINATIONAL - 2.03%
 First National Bank of Chicago                  5.730%     05/07/1999     10,000,000      9,994,307
 Morgan Guaranty Trust Company of New York       5.710%     01/08/1999     45,000,000     45,005,644
 Morgan J P & Co., Inc. (a)                      5.607%     04/05/1999    100,000,000     99,977,646
                                                                                       -------------
                                                                                         154,977,597
                                                                                       -------------

BANK REGIONAL - 16.77%
 Branch Banking & Trust Company (a)              5.690%     12/16/1998     50,000,000     49,995,510
 Comerica Bank (Detroit, Michigan) (a)           5.561%     11/09/1998     50,000,000     49,989,265
 Comerica Bank (Detroit, Michigan) (a)           5.566%     02/02/1999     80,000,000     79,981,484
 Comerica Bank (Detroit, Michigan) (a)           5.553%     06/10/1999     50,000,000     49,967,636
 Fleet National Bank (a)                         5.550%     05/11/1999     25,000,000     24,985,306
 First Bank NA (a)                               5.532%     07/15/1998    100,000,000     99,997,027
 Key Bank of New York (a)                        5.520%     08/20/1998     85,000,000     84,992,045
 Key Bank of New York (a)                        5.518%     09/23/1998     70,000,000     69,987,321
 Key Bank of New York (a)                        5.750%     02/22/1999    100,000,000     99,958,986
 Key Bank of New York (a)                        5.505%     05/12/1999     50,000,000     49,972,384
 NationsBank NA                                  5.520%     07/28/1998     50,000,000     50,000,000
 NationsBank NA (a)                              5.563%     12/21/1998     50,000,000     49,982,910
 Old Kent Bank Trust
 Company Grand Rapids Michigan (a)               5.630%     10/14/1998     25,000,000     24,997,836
 Old Kent Bank Trust
 Company Grand Rapids Michigan (a)               5.650%     11/19/1998     50,000,000     49,992,467
 PNC Bank NA, Pittsburgh (a)                     5.740%     07/02/1998     40,000,000     39,999,902
 PNC Bank NA, Pittsburgh (a)                     5.620%     08/28/1998     40,000,000     39,996,882
 PNC Bank NA, Pittsburgh (a)                     5.600%     09/23/1998     40,000,000     39,993,713
 PNC Bank NA, Pittsburgh (a)                     5.570%     01/29/1999     75,000,000     74,965,996
 PNC Bank NA, Pittsburgh (a)                     5.550%     05/21/1999     69,000,000     68,954,927
 PNC Bank NA, Pittsburgh (a)                     5.540%     06/11/1999     45,000,000     44,961,719
 PNC Bank NA, Pittsburgh (a)                     5.526%     07/02/1999     50,000,000     49,960,622
 United States Bank National Association(a)      5.522%     10/21/1998     52,000,000     51,988,305
 United States Bank National Association(a)      5.522%     11/16/1998     37,000,000     36,989,134
                                                                                       -------------
                                                                                       1,282,611,377
                                                                                       -------------

TOTAL BANK NOTES                                                                       1,527,536,529
                                                                                       -------------

See notes to financial statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
CORPORATE OBLIGATIONS - 8.56%
BANK FOREIGN - 1.63%
 Abbey National Treasury Services                5.875%     12/22/1998  $  50,000,000  $  50,003,965
 Abbey National Treasury Services (a)            5.536%     02/17/1999     75,000,000     74,967,538
                                                                                       -------------
                                                                                         124,971,503
                                                                                       -------------

BANK MULTINATIONAL - 0.66%
 Morgan J P & Co., Inc.                          5.750%     03/10/1999     50,000,000     50,000,000
                                                                                       -------------

BANK REGIONAL - 2.49%
 NationsBank NA (a)                              5.638%     12/01/1998     40,000,000     40,000,000
 NationsBank NA (a)                              5.638%     12/14/1998     30,000,000     30,000,000
 Wells Fargo & Company (a)                       5.553%     10/05/1998     50,000,000     49,991,835
 Wells Fargo & Company (a)                       5.543%     10/20/1998     70,000,000     69,984,827
                                                                                       -------------
                                                                                         189,976,662
                                                                                       -------------

ENTERTAINMENT - 0.65%
 Walt Disney Co. (a)                             5.615%     02/10/1999     50,000,000     49,992,500
                                                                                       -------------

FINANCE CAPTIVE - 0.65%
 Ford Motor Credit Company (a)                   5.700%     12/23/1998     20,000,000     19,996,299
 General Motors Acceptance Corp. (a)             5.568%     09/21/1998     30,000,000     29,992,376
                                                                                       -------------
                                                                                          49,988,675
                                                                                       -------------
FINANCE NON-CAPTIVE DIVERSIFIED - 2.48%
 Avco Financial Services, Inc. (a)               5.639%     11/17/1998     25,000,000     25,000,000
 Associates Corporation North America (a)        5.790%     01/04/1999    100,000,000     99,991,451
 CIT Group Holdings, Inc. (a)                    5.640%     11/30/1998     25,000,000     24,994,923
 Household Finance Corp. (a)                     5.648%     07/26/1999     40,000,000     40,000,000
                                                                                       -------------
                                                                                         189,986,374
                                                                                       -------------

TOTAL CORPORATE OBLIGATIONS                                                              654,915,714
                                                                                       -------------

See notes to financial statements.

              STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                              JUNE 30, 1998 (UNAUDITED)

 NAME OF ISSUER                                INTEREST       MATURITY      PRINCIPAL      AMORTIZED
 AND TITLE OF ISSUE                              RATE           DATE          AMOUNT         COST+
 ------------------                              ----           ----          ------         -----
TIME DEPOSITS - 1.24%
BANK FOREIGN - 1.24%
 National Bank Of Canada                         5.580%     09/08/1998  $  95,000,000 $   95,000,000
                                                                                      --------------

ASSET BACKED - 0.98%
INSURANCE - 0.98%
 Tiers Trust (a)(b)                              5.686%     10/15/2003     75,000,000     75,000,000
                                                                                      --------------

TOTAL INVESTMENTS - 98.94%                                                             7,568,466,013
OTHER ASSETS LESS LIABILITIES - 1.06%                                                     80,969,684
                                                                                      --------------
NET ASSETS - 100.00%                                                                  $7,649,435,697
                                                                                      --------------
                                                                                      --------------


+ See Note 2 to financial statements.
(a) Floating Rate Note
(b) Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998 this security amounted to $75,000,000 or 0.98% of the Fund's net assets.

See notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost. . . . . . . .     $ 7,568,466,013
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  36
Interest receivable . . . . . . . . . . . . . . . . . . . .          47,143,001
Receivable for investments sold . . . . . . . . . . . . . .          35,407,482
Deferred organization expense . . . . . . . . . . . . . . .             112,444
Prepaid insurance . . . . . . . . . . . . . . . . . . . . .              74,161
                                                                ---------------
    Total Assets. . . . . . . . . . . . . . . . . . . . . .       7,651,203,137
                                                                ---------------

LIABILITIES:
Dividend payable. . . . . . . . . . . . . . . . . . . . . .           1,178,802
Advisory fee payable. . . . . . . . . . . . . . . . . . . .             237,139
Administration fee payable. . . . . . . . . . . . . . . . .              92,570
Custodian fee payable . . . . . . . . . . . . . . . . . . .              79,212
Transfer agent fee payable. . . . . . . . . . . . . . . . .              20,887
Trustees fees payable . . . . . . . . . . . . . . . . . . .               3,593
Other accrued expenses and liabilities. . . . . . . . . . .             155,237
                                                                ---------------

     Total Liabilities. . . . . . . . . . . . . . . . . . .           1,767,440
                                                                ---------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .     $ 7,649,435,697
                                                                ---------------
                                                                ---------------

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     7,649,456,068 shares issued and outstanding. . . . . .     $     7,649,456
Capital paid in excess of par . . . . . . . . . . . . . . .       7,641,806,613
Accumulated net realized loss on investments. . . . . . . .             (20,372)
                                                                ---------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .     $ 7,649,435,697
                                                                ---------------


Net asset value, offering, and redemption price per share .              $ 1.00
                                                                ---------------

See notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . . .     $   206,390,440
                                                                ---------------
EXPENSES:
Advisory fee. . . . . . . . . . . . . . . . . . . . . . . .             635,864
Administration fee. . . . . . . . . . . . . . . . . . . . .             249,110
Custodian fee . . . . . . . . . . . . . . . . . . . . . . .             105,672
Transfer agent fee. . . . . . . . . . . . . . . . . . . . .              49,720
Insurance expense . . . . . . . . . . . . . . . . . . . . .              37,729
Amortization of organization expenses . . . . . . . . . . .              19,420
Trustees fees . . . . . . . . . . . . . . . . . . . . . . .              18,048
Legal fee . . . . . . . . . . . . . . . . . . . . . . . . .              17,599
Audit fee . . . . . . . . . . . . . . . . . . . . . . . . .              12,723
Miscellaneous expense . . . . . . . . . . . . . . . . . . .                 792
                                                                ---------------

     Total expenses . . . . . . . . . . . . . . . . . . . .           1,146,677
                                                                ---------------
Net investment income . . . . . . . . . . . . . . . . . . .         205,243,763
                                                                ---------------

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investments. . . . . . . . . . . . . .             (18,727)
                                                                ---------------

Net increase in net assets resulting from operations. . . .     $   205,225,036
                                                                ---------------
                                                                ---------------

See notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTHS
                                                                ENDED JUNE 30, 1998     YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 1997
                                                                    -----------      -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . .      $   205,243,763     $   247,470,322
Net realized loss on investments. . . . . . . . . . . . . .              (18,727)             (2,714)
                                                                 ---------------     ---------------

Net increase in net assets resulting from operations. . . .          205,225,036         247,467,608
                                                                 ---------------     ---------------

DISTRIBUTIONS FROM:
     Net investment income. . . . . . . . . . . . . . . . .         (205,243,763)       (247,470,322)
                                                                 ---------------     ---------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold . . . . . . . . . . . . . . . . .       22,046,117,618      27,389,659,804
Issued to shareholders in reinvestment of dividends . . . .                    0         246,578,860
Cost of redemptions . . . . . . . . . . . . . . . . . . . .      (19,988,074,351)    (24,922,725,873)
                                                                 ---------------     ---------------

     Net increase in net assets from Fund share transactions       2,058,043,267       2,713,512,791
                                                                 ---------------     ---------------

Net increase in net assets. . . . . . . . . . . . . . . . .        2,058,024,540       2,713,510,077

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . .        5,591,411,157       2,877,901,080
                                                                 ---------------     ---------------

End of period . . . . . . . . . . . . . . . . . . . . . . .      $ 7,649,435,697     $ 5,591,411,157
                                                                 ---------------     ---------------
                                                                 ---------------     ---------------

See notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   FOR THE SIX MONTHS                      FOR THE PERIOD
                                                         ENDED                              MAY 15, 1996*
                                                     JUNE 30, 1998       YEAR ENDING           THROUGH
                                                      (UNAUDITED)     DECEMBER 31, 1997   DECEMBER 31, 1996
                                                      -----------     -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period. . . . . . .         $ 1.000             $ 1.000             $ 1.000
                                                      -----------         -----------         -----------
     Net investment income. . . . . . . . . . . .          0.0280              0.0560              0.0342
     Distributions from net investment income . .         (0.0280)            (0.0560)            (0.0342)
                                                      -----------         -----------         -----------
Net increase from investment operations . . . . .          0.0000              0.0000              0.0000
                                                      -----------         -----------         -----------
Net asset value, end of period. . . . . . . . . .         $ 1.000             $ 1.000             $ 1.000
                                                      -----------         -----------         -----------
                                                      -----------         -----------         -----------

TOTAL INVESTMENT RETURN (a) . . . . . . . . . . .            2.83%               5.75%               3.47%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets . . . . .            0.03%(b)            0.04%               0.06%(b)(c)
Ratio of net investment income to average net assets         5.65%(b)            5.62%               5.47%(b)(c)
Net assets, end of period (in millions) . . . . .          $7,649              $5,591              $2,878

*    Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
The State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. Participation in the Trust is limited to participants in the Global Securities Lending Program.

Effective February 19, 1998, the name of the Trust was changed from Navigator Securities Lending Trust and the name of the Fund was changed from Navigator Securities Lending Prime Portfolio.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains, and excise tax on income and capital gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Administrator, Adviser, Custodian, and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $3,750 for each meeting of the Board of Trustees. Each trustee is reimbursed for out of pocket and travel expenses.

5.  INVESTMENT TRANSACTIONS
At June 30, 1998 the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

6.  BENEFICIAL INTEREST
At June 30, 1998 there were two shareholders who each owned over 5% of the Fund's outstanding shares, amounting to 19.62% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES
During the period March 21, 1996 to May 15, 1996 the Fund had no operations other than those related to organizational matters, including the initial capital contribution of $9,900 and the issuance of 9,900 shares. There were no additional transactions until regular investment operations commenced on May 15, 1996.

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN, LEGAL COUNSEL AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal St.
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109










This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110